Consolidated Balance Sheet Components (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022
Consolidated Balance Sheet Components (Details) [Line Items]
Investment in non-affiliated entity	$ 2,000			$ 2,000
Depreciation expense		$ 400	$ 200	1,000	1,200
Amortization expense of intangible assets		$ 100	$ 20	300	70
Software Development [Member]
Consolidated Balance Sheet Components (Details) [Line Items]
Amortization expense of intangible assets				$ 7,300		$ 2,800
Loss on impairment					$ 100